RECEIVABLE FOR BITCOIN COLLATERAL, NET	12 Months Ended
Dec. 31, 2025
Receivable For Bitcoin Collateral Net
RECEIVABLE FOR BITCOIN COLLATERAL, NET

6. RECEIVABLE FOR BITCOIN COLLATERAL, NET

Receivable for bitcoin collateral, net consists of the following:

	As of December 31,
	2024	2025
Receivable for bitcoin collateral	$-	$19,739,203
Changes in fair value of receivable for bitcoin collateral	-	(2,931,287)
Total Receivable for bitcoin collateral, net	$-	$16,807,916

At December 31, 2025, the Group reported receivable for bitcoin collateral related to 189.93 Bitcoin with a fair value of $16,807,916.

The Group recorded provision for credit losses for bitcoin collateral of nil for the years ended December 31, 2025.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)